Cover	Jan. 09, 2020
Cover page.
Amendment Flag	false
Document Type	8-K
Document Period End Date	Jan. 09, 2020
Entity Registrant Name	JAGGED PEAK ENERGY INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37995
Entity Tax Identification Number	81-3943703
Entity Address, Address Line One	1401 Lawrence St., Suite 1800
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	720
Local Phone Number	215-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	JAG
Security Exchange Name	NYSE
Entity Central Index Key	0001685715